COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA SMALL CAP GROWTH FUND II
                                  (the "Fund")

                      Supplement dated May 13, 2008 to the
              Prospectuses and Statement of Additional Information
                              dated August 1, 2007

             Effective immediately, Daniel H. Cole and Clifford D. Siverd will no longer serve as co-managers of the Fund. Accordingly, all references to Daniel H. Cole and Clifford D. Siverd as co-managers of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.






























INT-47/153757-0508